PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                      Unit Value                   Percent
                                                         ------------------------------------       Change
                                                         December 31, 1999  December 31, 2000   in Unit Value
COMPASS 1 (US) CONTRACTS:                                -----------------  -----------------  ----------------
  Massachusetts Investors Trust........................      $109.0939          $107.3274               (1.62)%
  Massachusetts Investors Growth Stock Fund............       135.5845           124.1321               (8.45)
  MFS Total Return Fund................................        69.9144            82.1851               17.55
  MFS Growth Opportunities Fund........................        84.5669            74.0261              (12.46)
  MFS Reseach Fund.....................................       104.6442            98.5623               (5.81)
  MFS Bond Fund........................................        37.3948            40.1511                7.37
  MFS Money Market Fund................................        21.7309            22.7218                4.56
  MFS Government Money Market Fund.....................        20.7776            21.6698                4.29
  MFS High Income Fund.................................        45.0959            41.4072               (8.18)
  MFS Global Governments Fund..........................        37.1590            37.1959                0.10
  MFS Emerging Growth Fund.............................       110.2608            81.2281              (26.33)

    Investment return and principal value will fluctuate, and units, when surrendered, may be worth more or less than their original cost.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- December 31, 2000

 ASSETS:
   Investments in mutual funds:                       Shares        Cost         Value
                                                     ---------  ------------  ------------
     Massachusetts Investors Trust (MIT)*..........    621,868  $ 10,066,048  $ 12,449,450
     Massachusetts Investors Growth Stock Fund
       (MIG)*......................................    742,551    10,821,825    12,723,983
     MFS Total Return Fund (MTR)*..................  1,103,423    16,482,675    17,003,581
     MFS Growth Opportunities Fund (MGO)*..........  3,139,564    41,282,655    36,978,912
     MFS Research Fund (MFR)*......................    407,449     7,702,366     9,772,292
     MFS Bond Fund (MFB)*..........................    325,079     4,250,001     4,006,762
     MFS Money Market Fund (MCM)...................  3,600,218     3,600,218     3,600,218
     MFS Government Money Market Fund (MCG)........    800,083       800,083       800,083
     MFS High Income Fund (MFH)*...................  1,079,747     5,647,123     4,526,441
     MFS Global Governments Fund (MGG)*............    118,712     1,291,935     1,132,984
     MFS Emerging Growth Fund (MEG)*...............    345,605    11,684,276    15,476,626
                                                                ------------  ------------
                                                                $113,629,205  $118,471,332
                                                                ============
 LIABILITY:
   Payable to sponsor.......................................................      (163,865)
                                                                              ------------
         Net assets.........................................................  $118,307,467
                                                                              ============

NET ASSETS:

                                         Applicable to Owners of
                                   Deferred Variable Annuity Contracts   Reserve for
                                   ------------------------------------    Variable
                                     Units    Unit Value      Value       Annuities       Total
                                   ---------  -----------  ------------  ------------  ------------
     MIT.........................   114,368    $107.3274   $ 12,271,076   $  202,805   $ 12,473,881
     MIG.........................   101,316     124.1321     12,568,980      169,386     12,738,366
     MTR.........................   202,109      82.1851     16,567,143       94,436     16,661,579
     MGO.........................   493,732      74.0261     36,819,667      213,858     37,033,525
     MFR.........................    98,988      98.5623      9,759,114       30,368      9,789,482
     MFB.........................    95,591      40.1511      3,933,253       94,064      4,027,317
     MCM.........................   155,943      22.7218      3,538,299       71,195      3,609,494
     MCG.........................    36,854      21.6698        798,089        2,398        800,487
     MFH.........................   109,868      41.4072      4,474,154       96,224      4,570,378
     MGG.........................    28,609      37.1959      1,063,990       28,172      1,092,162
     MEG.........................   189,544      81.2281     15,395,253      115,543     15,510,796
                                                           ------------   ----------   ------------
         Net assets......................................  $117,189,018   $1,118,449   $118,307,467
                                                           ============   ==========   ============

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000

                                             MIT           MIG           MTR           MGO            MFR           MFB
                                         Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                         -----------   -----------   -----------   ------------   -----------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received..............  $  530,199    $1,187,595    $1,125,476    $ 12,132,951   $ 1,253,876   $    292,658
  Mortality and expense risk charges...    (174,770)     (189,427)     (204,749)       (580,905)     (143,450)       (50,271)
                                         -----------   -----------   -----------   ------------   -----------   ------------
      Net investment income (loss).....  $  355,429    $  998,168    $  920,727    $ 11,552,046   $ 1,110,426   $    242,387
                                         -----------   -----------   -----------   ------------   -----------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales................  $4,286,156    $2,638,966    $4,183,988    $  6,370,966   $ 1,151,141   $    809,514
    Cost of investments sold...........  (2,278,475)   (1,374,843)   (3,924,945)     (3,998,583)     (520,642)      (887,116)
                                         -----------   -----------   -----------   ------------   -----------   ------------
      Net realized gains (losses)......  $2,007,681    $1,264,123    $  259,043    $  2,372,383   $   630,499   $    (77,602)
                                         -----------   -----------   -----------   ------------   -----------   ------------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year........................  $2,383,402    $1,902,158    $  520,906    $ (4,303,743)  $ 2,069,926   $   (243,239)
    Beginning of year..................   5,036,912     5,331,016      (874,521)     14,933,626     4,407,586       (363,571)
                                         -----------   -----------   -----------   ------------   -----------   ------------
      Change in unrealized appreciation
        (depreciation).................  $(2,653,510)  $(3,428,858)  $1,395,427    $(19,237,369)  $(2,337,660)  $    120,332
                                         -----------   -----------   -----------   ------------   -----------   ------------
    Realized and unrealized gains
      (losses).........................  $ (645,829)   $(2,164,735)  $1,654,470    $(16,864,986)  $(1,707,161)  $     42,730
                                         -----------   -----------   -----------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS............................  $ (290,400)   $(1,166,567)  $2,575,197    $ (5,312,940)  $  (596,735)  $    285,117
                                         ===========   ===========   ===========   ============   ===========   ============

                                            MCM           MCG           MFH           MGG            MEG
                                        Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                        -----------   -----------   -----------   ------------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received.............  $  230,260    $   44,216    $  542,398    $    --        $ 1,622,546
  Mortality and expense risk
   charges............................     (51,089)      (10,391)      (69,958)        (15,669)     (276,566)
                                        -----------   -----------   -----------   ------------   -----------
      Net investment income (loss)....  $  179,171    $   33,825    $  472,440    $    (15,669)  $ 1,345,980
                                        -----------   -----------   -----------   ------------   -----------
  REALIZED AND UNREALIZED GAINS
   (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales...............  $3,085,568    $  195,092    $1,339,658    $    524,986   $ 3,576,531
    Cost of investments sold..........  (3,085,568)     (195,092)   (1,455,467)       (668,886)   (1,073,176)
                                        -----------   -----------   -----------   ------------   -----------
      Net realized gains (losses).....  $   --        $   --        $ (115,809)   $   (143,900)  $ 2,503,355
                                        -----------   -----------   -----------   ------------   -----------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.......................  $   --        $   --        $(1,120,682)  $   (158,951)  $ 3,792,350
    Beginning of year.................      --            --          (344,716)       (309,146)   13,417,863
                                        -----------   -----------   -----------   ------------   -----------
      Change in unrealized
        appreciation (depreciation)...  $   --        $   --        $ (775,966)   $    150,195   $(9,625,513)
                                        -----------   -----------   -----------   ------------   -----------
    Realized and unrealized gains
      (losses)........................  $   --        $   --        $ (891,775)   $      6,295   $(7,122,158)
                                        -----------   -----------   -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...........................  $  179,171    $   33,825    $ (419,335)   $     (9,374)  $(5,776,178)
                                        ===========   ===========   ===========   ============   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MIT                         MIG                         MTR
                                                 Sub-Account                 Sub-Account                 Sub-Account
                                          -------------------------   -------------------------   -------------------------
                                                 Year Ended                  Year Ended                  Year Ended
                                                December 31,                December 31,                December 31,
                                          -------------------------   -------------------------   -------------------------
                                             2000          1999          2000          1999          2000          1999
                                          -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..........  $   355,429   $   319,437   $   998,168   $   944,741   $   920,727   $ 1,560,346
  Net realized gains (losses)...........    2,007,681       777,080     1,264,123       820,223       259,043       554,577
  Net unrealized gains (losses).........   (2,653,510)     (204,618)   (3,428,858)    2,344,071     1,395,427    (1,934,030)
                                          -----------   -----------   -----------   -----------   -----------   -----------
      Increase (Decrease) in net assets
        from operations.................  $  (290,400)  $   891,899   $(1,166,567)  $ 4,109,035   $ 2,575,197   $   180,893
                                          -----------   -----------   -----------   -----------   -----------   -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $    87,203   $   167,331   $    73,894   $   122,298   $   154,843   $   195,625
    Net transfers between Sub-Accounts
     and Fixed Account..................   (1,421,199)      294,781     1,066,702     1,240,969    (1,032,609)   (1,348,674)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (2,192,729)   (1,407,400)   (2,257,200)   (1,510,781)   (2,710,413)   (2,450,106)
                                          -----------   -----------   -----------   -----------   -----------   -----------
      Net accumulation activity.........  $(3,526,725)  $  (945,288)  $(1,116,604)  $  (147,514)  $(3,588,179)  $(3,603,155)
                                          -----------   -----------   -----------   -----------   -----------   -----------
  Annuitization activity:
    Annuity payments and
      annuitizations....................  $     1,928   $   (37,372)  $    73,580   $   (35,111)  $   (18,380)  $   (18,350)
    Adjustments to annuity reserve......       (1,455)          339        (3,037)        3,462       (55,299)       (7,275)
                                          -----------   -----------   -----------   -----------   -----------   -----------
      Net annuitization activity........  $       473   $   (37,033)  $    70,543   $   (31,649)  $   (73,679)  $   (25,625)
                                          -----------   -----------   -----------   -----------   -----------   -----------
  Increase (Decrease) in net assets from
   participant transactions.............  $(3,526,252)  $  (982,321)  $(1,046,061)  $  (179,163)  $(3,661,858)  $(3,628,780)
                                          -----------   -----------   -----------   -----------   -----------   -----------
    Increase (Decrease) in net assets...  $(3,816,652)  $   (90,422)  $(2,212,628)  $ 3,929,872   $(1,086,661)  $(3,447,887)
NET ASSETS:
  Beginning of year.....................   16,290,533    16,380,955    14,950,994    11,021,122    17,748,240    21,196,127
                                          -----------   -----------   -----------   -----------   -----------   -----------
  End of year...........................  $12,473,881   $16,290,533   $12,738,366   $14,950,994   $16,661,579   $17,748,240
                                          ===========   ===========   ===========   ===========   ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                     MGO                          MFR                        MFB
                                                 Sub-Account                  Sub-Account                Sub-Account
                                          --------------------------   -------------------------   ------------------------
                                                  Year Ended                  Year Ended                  Year Ended
                                                 December 31,                December 31,                December 31,
                                          --------------------------   -------------------------   ------------------------
                                              2000          1999          2000          1999          2000         1999
                                          ------------   -----------   -----------   -----------   ----------   -----------
OPERATIONS:
  Net investment income (loss)..........  $ 11,552,046   $ 3,839,398   $ 1,110,426   $   674,814   $  242,387   $   275,836
  Net realized gains (losses)...........     2,372,383     2,072,403       630,499       961,202      (77,602)       12,111
  Net unrealized gains (losses).........   (19,237,369)    5,551,542    (2,337,660)      464,071      120,332      (455,059)
                                          ------------   -----------   -----------   -----------   ----------   -----------
      Increase (Decrease) in net assets
        from operations.................  $ (5,312,940)  $11,463,343   $  (596,735)  $ 2,100,087   $  285,117   $  (167,112)
                                          ------------   -----------   -----------   -----------   ----------   -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $    313,015   $   319,690   $    53,714   $    56,994   $   16,212   $    36,226
    Net transfers between Sub-Accounts
      and Fixed Account.................       608,216       (56,754)      193,906        39,394     (222,670)     (136,413)
    Withdrawals, surrenders,
      annuitizations and contract
      charges...........................    (5,819,539)   (4,743,125)     (882,483)   (1,597,218)    (440,444)     (930,409)
                                          ------------   -----------   -----------   -----------   ----------   -----------
      Net accumulation activity.........  $ (4,898,308)  $(4,480,189)  $  (634,863)  $(1,500,830)  $ (646,902)  $(1,030,596)
                                          ------------   -----------   -----------   -----------   ----------   -----------
  Annuitization activity:
    Annuity payments and
      annuitizations....................  $    (43,008)  $   (36,385)  $   (11,424)  $   (10,702)  $  (10,665)  $   (11,120)
    Adjustments to annuity reserve......        (2,088)       16,995          (120)        3,738        1,952          (286)
                                          ------------   -----------   -----------   -----------   ----------   -----------
      Net annuitization activity........  $    (45,096)  $   (19,390)  $   (11,544)  $    (6,964)  $   (8,713)  $   (11,406)
                                          ------------   -----------   -----------   -----------   ----------   -----------
  Increase (Decrease) in net assets from
    participant transactions............  $ (4,943,404)  $(4,499,579)  $  (646,407)  $(1,507,794)  $ (655,615)  $(1,042,002)
                                          ------------   -----------   -----------   -----------   ----------   -----------
    Increase (Decrease) in net assets...  $(10,256,344)  $ 6,963,764   $(1,243,142)  $   592,293   $ (370,498)  $(1,209,114)

NET ASSETS:
  Beginning of year.....................    47,289,869    40,326,105    11,032,624    10,440,331    4,397,815     5,606,929
                                          ------------   -----------   -----------   -----------   ----------   -----------
  End of year...........................  $ 37,033,525   $47,289,869   $ 9,789,482   $11,032,624   $4,027,317   $ 4,397,815
                                          ============   ===========   ===========   ===========   ==========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                          MCM                      MCG                       MFH
                                                      Sub-Account              Sub-Account               Sub-Account
                                               -------------------------   --------------------   -------------------------
                                                      Year Ended                Year Ended               Year Ended
                                                     December 31,              December 31,             December 31,
                                               -------------------------   --------------------   -------------------------
                                                  2000          1999         2000       1999         2000          1999
                                               -----------   -----------   --------   ---------   -----------   -----------
OPERATIONS:
  Net investment income (loss)...............  $   179,171   $   171,319   $ 33,825   $  36,210   $   472,440   $   546,384
  Net realized gains (losses)................      --            --           --         --          (115,809)      117,904
  Net unrealized gains (losses)..............      --            --           --         --          (775,966)     (271,484)
                                               -----------   -----------   --------   ---------   -----------   -----------
      Increase (Decrease) in net assets from
        operations...........................  $   179,171   $   171,319   $ 33,825   $  36,210   $  (419,335)  $   392,804
                                               -----------   -----------   --------   ---------   -----------   -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...............  $    47,372   $    89,384   $  3,002   $  19,501   $    37,131   $    56,022
    Net transfers between Sub-Accounts and
      Fixed Account..........................     (726,382)      859,466    (20,188)     12,828      (195,692)     (227,923)
    Withdrawals, surrenders, annuitizations
      and contract charges...................     (868,136)   (1,404,142)   (67,164)   (586,196)   (1,019,143)   (1,258,452)
                                               -----------   -----------   --------   ---------   -----------   -----------
      Net accumulation activity..............  $(1,547,146)  $  (455,292)  $(84,350)  $(553,867)  $(1,177,704)  $(1,430,353)
                                               -----------   -----------   --------   ---------   -----------   -----------
  Annuitization activity:
    Annuity payments and annuitizations......  $    (8,317)  $    (8,327)  $   (941)  $    (941)  $   (12,939)  $   (15,524)
    Adjustments to annuity reserve...........          450           210         74          54        (2,347)        5,459
                                               -----------   -----------   --------   ---------   -----------   -----------
      Net annuitization activity.............  $    (7,867)  $    (8,117)  $   (867)  $    (887)  $   (15,286)  $   (10,065)
                                               -----------   -----------   --------   ---------   -----------   -----------
Increase (Decrease) in net assets from
 participant transactions....................  $(1,555,013)  $  (463,409)  $(85,217)  $(554,754)  $(1,192,990)  $(1,440,418)
                                               -----------   -----------   --------   ---------   -----------   -----------
    Increase (Decrease) in net assets........  $(1,375,842)  $  (292,090)  $(51,392)  $(518,544)  $(1,612,325)  $(1,047,614)

NET ASSETS:
  Beginning of year..........................    4,985,336     5,277,426    851,879   1,370,423     6,182,703     7,230,317
                                               -----------   -----------   --------   ---------   -----------   -----------
  End of year................................  $ 3,609,494   $ 4,985,336   $800,487   $ 851,879   $ 4,570,378   $ 6,182,703
                                               ===========   ===========   ========   =========   ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                                            MGG                                 MEG
                                                                        Sub-Account                         Sub-Account
                                                               ------------------------------      ------------------------------
                                                                         Year Ended                          Year Ended
                                                                        December 31,                        December 31,
                                                               ------------------------------      ------------------------------
                                                                   2000              1999              2000              1999
                                                               ------------      ------------      ------------      ------------
OPERATIONS:
  Net investment income (loss)...........................       $  (15,669)       $  103,833       $ 1,345,980       $  (127,062)
  Net realized gains (losses)............................         (143,900)          (70,532)        2,503,355         3,829,378
  Net unrealized gains (losses)..........................          150,195          (123,065)       (9,625,513)        4,044,766
                                                                ----------        ----------       -----------       -----------
      Increase (Decrease) in net assets from
        operations.......................................       $   (9,374)       $  (89,764)      $(5,776,178)      $ 7,747,082
                                                                ----------        ----------       -----------       -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...........................       $    1,172        $    5,219       $   104,740       $   155,477
    Net transfers between Sub-Accounts and Fixed
      Account............................................          (55,645)          (86,025)        1,248,909          (771,150)
    Withdrawals, surrenders, annuitizations and contract
      charges............................................         (445,874)         (196,101)       (2,898,238)       (2,988,579)
                                                                ----------        ----------       -----------       -----------
      Net accumulation activity..........................       $ (500,347)       $ (276,907)      $(1,544,589)      $(3,604,252)
                                                                ----------        ----------       -----------       -----------
  Annuitization activity:
    Annuity payments and annuitizations..................       $   (4,942)       $   (5,326)      $     4,616       $   (17,562)
    Adjustments to annuity reserve.......................             (218)            1,607            (7,122)           15,977
                                                                ----------        ----------       -----------       -----------
      Net annuitization activity.........................       $   (5,160)       $   (3,719)      $    (2,506)      $    (1,585)
                                                                ----------        ----------       -----------       -----------
  Increase (Decrease) in net assets from participant
    transactions.........................................       $ (505,507)       $ (280,626)      $(1,547,095)      $(3,605,837)
                                                                ----------        ----------       -----------       -----------
    Increase (Decrease) in net assets....................       $ (514,881)       $ (370,390)      $(7,323,273)      $ 4,141,245

NET ASSETS:
  Beginning of year......................................        1,607,043         1,977,433        22,834,069        18,692,824
                                                                ----------        ----------       -----------       -----------
  End of year............................................       $1,092,162        $1,607,043       $15,510,796       $22,834,069
                                                                ==========        ==========       ===========       ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable; therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES -- continued
Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                MIT                   MIG                   MTR                   MGO                   MFR
                            Sub-Account           Sub-Account           Sub-Account           Sub-Account           Sub-Account
                        -------------------   -------------------   -------------------   -------------------   -------------------
                          Year       Year       Year       Year       Year       Year       Year       Year       Year       Year
                         Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended
                        Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                          2000       1999       2000       1999       2000       1999       2000       1999       2000       1999
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Units outstanding,
 beginning of year....   147,525    156,406    109,497    110,261    252,908    304,876    552,305    617,973    104,992    121,411
  Units purchased.....       838      1,635        539      1,135      2,027      2,773      3,694      4,824        508        647
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........   (13,465)     2,877      7,602     11,474    (15,040)   (19,641)     6,856     (1,021)     1,803        497
  Units withdrawn,
    surrendered and
    annuitized........   (20,530)   (13,393)   (16,322)   (13,373)   (37,786)   (35,100)   (69,123)   (69,471)    (8,315)   (17,563)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Units outstanding,
    end of year.......   114,368    147,525    101,316    109,497    202,109    252,908    493,732    552,305     98,988    104,992
                        ========   ========   ========   ========   ========   ========   ========   ========   ========   ========

                                MFB
                            Sub-Account
                        -------------------
                          Year       Year
                         Ended      Ended
                        Dec. 31,   Dec. 31,
                          2000       1999
                        --------   --------
Units outstanding,
 beginning of year....   112,651    139,906
  Units purchased.....       424        941
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........    (5,913)    (3,556)
  Units withdrawn,
    surrendered and
    annuitized........   (11,571)   (24,640)
                        --------   --------
  Units outstanding,
    end of year.......    95,591    112,651
                        ========   ========

                                MCM                   MCG                   MFH                   MGG                   MEG
                            Sub-Account           Sub-Account           Sub-Account           Sub-Account           Sub-Account
                        -------------------   -------------------   -------------------   -------------------   -------------------
                          Year       Year       Year       Year       Year       Year       Year       Year       Year       Year
                         Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended
                        Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                          2000       1999       2000       1999       2000       1999       2000       1999       2000       1999
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Units outstanding,
 beginning of year....   226,156    247,311     40,868     67,794    136,385    168,359     42,379     49,718    205,870    249,765
  Units purchased.....     2,138      4,169        192      1,063        849      1,309         54        149      1,081      2,037
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........   (32,948)    40,396     (1,007)       528     (4,327)    (5,090)    (1,538)    (2,280)    11,169     (9,296)
  Units withdrawn,
    surrendered and
    annuitized........   (39,403)   (65,720)    (3,199)   (28,517)   (23,039)   (28,193)   (12,286)    (5,208)   (28,576)   (36,636)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Units outstanding,
    end of year.......   155,943    226,156     36,854     40,868    109,868    136,385     28,609     42,379    189,544    205,870
                        ========   ========   ========   ========   ========   ========   ========   ========   ========   ========


Units outstanding,
 beginning of year....
  Units purchased.....
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........
  Units withdrawn,
    surrendered and
    annuitized........
  Units outstanding,
    end of year.......

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(6) INVESTMENT PURCHASES AND SALES
The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:

                                                               Purchases       Sales
                                                              -----------   -----------
Massachusetts Investors Trust...............................  $1,116,788    $ 4,286,156
Massachusetts Investors Growth Stock Fund...................   2,594,111      2,638,966
MFS Total Return Fund.......................................   1,498,156      4,183,988
MFS Growth Opportunities Fund...............................  12,981,696      6,370,966
MFS Reseach Fund............................................   1,615,280      1,151,141
MFS Bond Fund...............................................     394,334        809,514
MFS Money Market Fund.......................................   1,709,275      3,085,568
MFS Government Money Market Fund............................     143,626        195,092
MFS High Income Fund........................................     621,455      1,339,658
MFS Global Governments Fund.................................       4,028        524,986
MFS Emerging Growth Fund....................................   3,382,538      3,576,531

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

    We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS Global Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account C (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

COMPASS-I
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
S. CAESAR RABOY, Director
JAMES C. BAILLE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President and Chief
  Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President, Investments
ROBIN L. CAMARA, Vice President,
  Human Resources and Administrative Services
MARK W. DeTORA, Vice President, Individual Insurance
ROBERT P. VROLYK, Vice President, and Actuary
ELLEN B. KING, Senior Counsel and Secretary
JAMES R. SMITH, Vice President and Chief Information   Officer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116
ACCOUNT INFORMATION
For account information, call toll free 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern Standard time on any business day.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                                                                     CO3-3/01 5M

[LOGO]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               ANNUAL REPORT - DECEMBER 31, 2000

                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                        A MEMBER OF THE SUN LIFE
                                                    FINANCIAL GROUP OF COMPANIES